Equity Incentive Schemes and Stock Compensation Charges - Schedule of Transactions for Share Option Plans (Details) - Stock Option and Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options Granted Under Plans
Beginning balance (in shares)	622,292	902,806	1,378,119
Granted (in shares)	118,902	68,380	82,472
Exercised (in shares)	(86,434)	(311,040)	(535,705)
Forfeited/expired (in shares)	(15,576)	(37,854)	(22,080)
Ending balance (in shares)	639,184	622,292	902,806
Vested and exercisable at end of period (in shares)	523,267
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 170.52	$ 142.96	$ 119.86
Granted (USD per share)	185.18	325.51	232.48
Exercised (USD per share)	112.32	116.31	95.12
Forfeited/expired (USD per share)	252.40	238.51	196.20
Ending balance (USD per share)	179.12	$ 170.52	$ 142.96
Vested and exercisable at end of period (USD per share)	$ 170.26